S000004308 [Member] Annual Fund Operating Expenses - iShares S&P Mid-Cap 400 Growth ETF - iShares S&P Mid-Cap 400 Growth ETF	Mar. 31, 2026 [1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.16%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.16%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.